Bank borrowings - Borrowings from receivable factoring facility - (Details) - Factoring of receivables € in Thousands		1 Months Ended
	Oct. 02, 2020 EUR (€)	Feb. 28, 2022 EUR (€) customer
Disclosure of detailed information about borrowings [line items]
Cash consideration advanced for the financing facility	€ 60,000
Percentage of accounts receivable	10.00%
Bad debt losses	€ 5,000
Number of preapproved customer | customer		9
Prefinanced receivables		100.00%
Receivable service fee		0.25%
Financing closing fees		0.25%
Annual renewal fee percentage		0.25%
Grace period		30 days
EURIBOR.
Disclosure of detailed information about borrowings [line items]
Percentage of financing commission	1.00%
Financing cost percentage		1.00%
Late payment interest percentage		15.00%
Ferroglobe Finance Company, PLC [Member]
Disclosure of detailed information about borrowings [line items]
Cash consideration advanced for the financing facility		€ 30,000
Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of annual agent fee	0.18%
Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of annual agent fee	0.25%